Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2018
Registrant Name	BNY Mellon Absolute Insight Funds, Inc.
Central Index Key	0001635295
Amendment Flag	false
Document Creation Date	Feb. 25, 2019
Document Effective Date	Mar. 01, 2019
Prospectus Date	Mar. 01, 2019
BNY Mellon Absolute Insight Multi-Strategy Fund | Class A
Prospectus:
Trading Symbol	MAJAX
BNY Mellon Absolute Insight Multi-Strategy Fund | Class C
Prospectus:
Trading Symbol	MAJCX
BNY Mellon Absolute Insight Multi-Strategy Fund | Class I
Prospectus:
Trading Symbol	MAJIX
BNY Mellon Absolute Insight Multi-Strategy Fund | Class Y
Prospectus:
Trading Symbol	MAJYX
BNY Mellon Insight Broad Opportunities Fund | Class A
Prospectus:
Trading Symbol	DIOAX
BNY Mellon Insight Broad Opportunities Fund | Class C
Prospectus:
Trading Symbol	DIOCX
BNY Mellon Insight Broad Opportunities Fund | Class I
Prospectus:
Trading Symbol	DIOIX
BNY Mellon Insight Broad Opportunities Fund | Class Y
Prospectus:
Trading Symbol	DIOYX